Consolidated Balance Sheets (Parenthetical)	Oct. 23, 2025	Sep. 30, 2025 $ / shares shares	Aug. 19, 2025 $ / shares	Dec. 31, 2024 $ / shares shares		Mar. 04, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Preferred stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)		10,000,000		10,000,000			10,000,000
Preferred stock, shares issued (in shares)		0		0			0
Preferred stock, shares outstanding (in shares)		0		0			0
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Common stock, shares authorized (in shares)		500,000,000		500,000,000	[1]		100,000,000	[1]
Common stock, shares, issued (in shares)		9,666,567		8,931,104			3,200,449
Common stock, shares, outstanding (in shares)		9,666,567		8,931,104		7,145,907	3,200,449
Subsequent Event
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).